CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents (Note 4)	$ 398.9	$ 69.7
Receivables	70.8	75.5
Investments (Note 5)	33.4
Prepaid expenses and other (Note 6)	37.1	33.3
Current assets	540.2	178.5
Royalty, stream and working interests, net (Note 7)	4,595.8	4,555.6
Long-term investments (Note 5)	192.8	169.7
Deferred income tax assets	16.9	17.3
Other assets (Note 8)	13.0	10.7
Total assets	5,358.7	4,931.8
LIABILITIES
Accounts payable and accrued liabilities	39.1	23.6
Debt (Note 9)	160.0
Current income tax liabilities	2.9	1.4
Current liabilities	202.0	25.0
Lease liabilities	2.8
Long-term debt (Note 9)	272.2	207.6
Deferred income tax liabilities	81.4	67.3
Total liabilities	558.4	299.9
SHAREHOLDERS' EQUITY (Note 15)
Share capital	5,210.9	5,158.3
Contributed surplus	17.8	15.6
Deficit	(286.1)	(321.7)
Accumulated other comprehensive loss	(142.2)	(220.3)
Total shareholders' equity	4,800.4	4,631.9
Total liabilities and shareholders' equity	$ 5,358.8	$ 4,931.8